Form N-23c-3 Notification of Repurchase Offer
Pursuant to Rule 23c-3 {17 CFR 270.23c-3}


1.	Investment Company Act File Number:	811-8324
	Date of Notification:	November 25, 1998
2.   	Exact name of investment company as specified in registration statement:

Zazove Convertible Fund, L.P.

3.	Address of principal executive office:
	4801 West Peterson Avenue, Suite 615
	Chicago, Illinois 60646

4.	Check one of the following:

	A.	{X}  	The notification pertains to a periodic repurchase
                  offer under paragraph (b) of Rule 23c-3.

	B.	{   } The notification pertains to a discretionary
                  repurchase offer under paragraph (c) of Rule 23c-3.

	C.	{   }	The notification pertains to periodic repurchase
                  offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph
                  (c) of Rule 23c-3.


ZAZOVE CONVERTIBLE FUND, L.P.

By:	Zazove Convertible Management Limited Partnership, its
      Managing General Partner

By:	Steven. M. Kleiman, Chief Operating Officer